23. TAX REFINANCING PROGRAM (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	R$ 346,217	R$ 346,217
Fines [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	6,093
Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	60,934
Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	279,190
Other [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	74,144	88,337
Other [member] | Fines [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	3,860
Other [member] | Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	7,415
Other [member] | Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	62,869
COFINS [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	121,184	153,790
COFINS [member] | Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	2,412
COFINS [member] | Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	118,772
Income tax [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	31,261	37,995
Income tax [member] | Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	1,153
Income tax [member] | Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	30,108
Tax on revenue [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	61,822	72,027
Tax on revenue [member] | Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	31,524
Tax on revenue [member] | Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	30,298
Social contribution [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	9,603	11,315
Social contribution [member] | Fines [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	18
Social contribution [member] | Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	484
Social contribution [member] | Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	9,101
Tax on banking transactions [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	45,459	50,573
Tax on banking transactions [member] | Fines [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	1,943
Tax on banking transactions [member] | Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	17,215
Tax on banking transactions [member] | Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	26,301
INSS - SAT [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	2,356	3,039
INSS - SAT [member] | Fines [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	272
INSS - SAT [member] | Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	513
INSS - SAT [member] | Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	1,571
PERT - other payables - RFB [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	388	R$ 427
PERT - other payables - RFB [member] | Principal [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	218
PERT - other payables - RFB [member] | Interest [member]
Tax Debt Refinancing Program [Line Items]
Tax refinancing program	R$ 170